Jason M. Casella 212.459.7025 JCasella@ goodwinprocter.com	Goodwin Procter LLP Counselors at Law The New York Times Building 620 Eighth Avenue New York, NY 10018 T: 212.813.8800 F: 212.355.3333

January 29, 2010

VIA EDGAR AND FEDEX

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, DC 20549

Attention: Mr. Jeffrey Riedler

Re:	Tengion, Inc.

Registration Statement on Form S-1

Filed December 24, 2009

File No. 333-164011

Dear Mr. Riedler:

On behalf of our client, Tengion, Inc. (the “Company”), we are filing herewith Amendment No. 1 (“Amendment No. 1”) to the Company’s Registration Statement on Form S-1 (File No. 333-164011) (the “Registration Statement”).

Amendment No. 1 includes revisions updating certain information and in response to the written comments received from the Staff of the Commission (the “Staff”) by letter dated January 21, 2010 (the “Comment Letter”). The Company’s responses to the Staff’s Comment Letter are set forth below. For convenience, copies of Amendment No. 1 marked to show changes from the Registration Statement filed on December 24, 2009 are also being provided to the examiners. The Staff’s comments are reprinted below, followed by the Company’s responses. Page references in response to the Staff’s comments correspond to the page numbers in the marked copy of Amendment No. 1.

FORM S-1

General

1.	Please note that when you file a pre-effective amendment containing pricing-related information, we may have additional comments. As you are likely aware, you must file this amendment prior to circulating the prospectus.

The Company acknowledges the Staff’s comment and understands that the Staff may have additional comments and will need sufficient time to review and process an amendment once an estimated price range is included. The Company is also aware that it must file the pre-effective amendment prior to circulating the prospectus. The Company will include a price range in a subsequent amendment to the Registration Statement.

Securities and Exchange Commission

January 29, 2010

2.	Please note that when you file a pre-effective amendment that includes your price range, it must be bone fide. We interpret this to mean that your range may not exceed $2 if you price below $20 and 10% if you price above $20.

The Company acknowledges the Staff’s comment and understands that when it files a pre-effective amendment that includes its price range, it must be bona fide. The Company agrees with the Staff’s interpretation and understands that its range may not exceed $2 if it prices below $20 and 10% if it prices above $20.

3.	Please file as promptly as possible all exhibits required by the Exhibit Table provided in Item 601(a) of Regulation S-K. We will need time to review these documents once they are filed.

The Company has filed all exhibits required by the Exhibit Table provided in Item 601(a) of Regulation S-K in Amendment No. 1, except for Exhibits 1.1, 3.1, 3.2, 4.1, 5.1, 10.33 and 23.3, each of which will be filed in a subsequent amendment to the Registration Statement.

4.	Please provide us proofs of all graphic, visual or photographic information you will provide in the printed prospectus prior to its use, for example in a preliminary prospectus. Please note that we may have comments regarding this material.

A copy of the graphical and photographic material that will be used in the prospectus is attached hereto as Appendix 1.

Prospectus Summary, page 1

Our Organ Regeneration Platform, page 1

5.	Please revise your disclosure to clarify, if true, that the patents and intellectual property underlying your platform are licensed from Children’s Medical Center and Wake Forest University.

The Company has revised the language in the first paragraph on page 1 of Amendment No. 1 under the heading “Our Organ Regeneration Platform” to clarify that its platform utilizes intellectual property developed and owned by the Company as well as intellectual property licensed from Children’s Medical Center and Wake Forest University.

Securities and Exchange Commission

January 29, 2010

The Tengion Neo-Bladder Augment, page 4

6.	Please describe the serious adverse events that occurred.

The Company has described the serious adverse events that occurred in the first full paragraph on page 5 of Amendment No. 1.

Other Product Opportunities, page 5

7.	Please define CKD as chronic kidney disease.

The Company has defined CKD as chronic kidney disease in the first bullet on page 5 of Amendment No. 1 under the heading “Other Product Opportunities.”

Selected Risk Factors, page 5

8.	Please revise your disclosure of the risks to quantify your accumulated deficit and your outstanding debt as of September 30, 2009 or, if available, as of December 31, 2009. Please revise your disclosure here and in the second risk factor on page 9 to disclose your operating losses in your last three fiscal years.

The Company has revised its disclosure of the risks to quantify its accumulated deficit as of September 30, 2009 under the heading “Selected Risk Factors” on page 6 of Amendment No. 1 and will update such disclosure as of December 31, 2009 in a subsequent amendment to the Registration Statement. The Company has also revised its disclosure on page 6 and in the second risk factor on page 10 of Amendment No. 1 to disclose its net losses in its last three fiscal years and as of September 30, 2009. The Company has revised the third bullet under the heading “Selected Risk Factors” on page 6 of Amendment No. 1 to quantify its outstanding debt as of September 30, 2009 and will update such disclosure as of December 31, 2009 in a subsequent amendment to the Registration Statement.

Risk Factors, page 9

9.	Please delete the statement “Additional risks and uncertainties not presently known to us or that we currently deem immaterial also may impair our business operations.” It is not appropriate to warn investors about unknown risks.

The Company has deleted the statement “Additional risks and uncertainties not presently known to us or that we currently deem immaterial also may impair our business operations” on page 10 of Amendment No. 1.

Securities and Exchange Commission

January 29, 2010

“Our recurring losses from operations have raised substantial doubt....” page 9

10.	Please discuss the impact the going concern opinion may have on your ability to raise additional funds.

The Company has revised the disclosure in the first risk factor on page 10 of Amendment No. 1 to discuss the impact the going concern opinion may have on its ability to raise additional funds.

“We have a substantial amount of debt....” page 11

11.	Please quantify your annual debt service requirements.

The Company has revised the disclosure on page 12 of Amendment No. 1 to quantify its annual debt service requirements.

“Our clinical trials may not be successful.” page 12

12.	Please refer to the SAEs as “serious adverse events.” Please also expand this risk factor to explain what you mean by “involved rupture of the bladder.” For example, clarify whether the rupture of the bladder was the adverse event or if there were other event(s) that led to the rupture of the bladder. Similarly revise page 16.

The Company has revised the disclosure in Amendment No. 1 to refer to the SAEs as “serious adverse events.” The Company has also expanded the risk factor on page 13 and revised the disclosure on page 65 of Amendment No. 1 to clarify causes of the serious adverse events.

“If we are not able to retain qualified management…” page 13

13.	To the extent that you have experienced problems retaining or attracting qualified management and scientific personnel, please revise to describe these problems. Similarly, if you have experienced problems regarding protests or threats against your facilities, please revise the last risk factor on page 14 to describe these problems.

The Company has revised the disclosure on page 14 of Amendment No. 1 to disclose that two of its former executive officers voluntarily left the Company in 2009 to pursue other opportunities. The Company respectfully advises the Staff that it did not experience any problems regarding protests or threats against its facilities.

Securities and Exchange Commission

January 29, 2010

“We have only limited experience manufacturing…” page 15

14.	Please describe here and on page 64 why operations were temporarily halted in March 2009. Additionally, revise page 64 to describe what you need to do in order to resume operations.

The Company has described on page 16 and on page 69 of Amendment No. 1 why operations were temporarily halted in March 2009. The Company respectfully advises the Staff that it believes the disclosure on page 69 of Amendment No. 1 (after the new description of why operations were temporarily halted in March 2009) adequately describes the steps that are required in order for the Company to resume operations of its manufacturing facility.

“If a natural or man-made disaster strikes our manufacturing facility...” page 15

15.	Please expand your disclosure to disclose the level of your global property insurance coverage. Please also disclose the cost to you of such coverage, if material.

The Company has expanded its disclosure to disclose the level of its global property insurance coverage on page 17 of Amendment No. 1. The Company respectfully advises the Staff that cost of such coverage is not material.

“Our business involves the use of hazardous materials…” page 16

16.	Please expand your disclosure to disclose your level of liability insurance coverage in connection with your use of hazardous material and briefly describe what potential liabilities are and are not covered. Please also disclose the cost to you of such coverage, if material. Similarly, please expand your risk factor on page 22 regarding your product liability insurance coverage.

The Company has expanded its disclosure to disclose the level of its liability insurance coverage in connection with its use of hazardous materials on page 17 of Amendment No. 1. The Company also expanded its risk factor on page 23 of Amendment No. 1 to disclose the level of its product liability insurance coverage. The Company respectfully advises the Staff that the cost of each of its liability insurance coverage in connection with its use of hazardous material and its product liability insurance coverage is not material. Additionally, the Company respectfully advises that Staff that it believes that its insurance coverage for these eventualities is within the norm of coverage for similarly situated companies.

Securities and Exchange Commission

January 29, 2010

“Final marketing approval of our product candidates by the FDA...” page 18

17.	In this risk factor, you state “data obtained from preclinical studies and clinical trials is inconclusive or can be interpreted in different ways” and “negative or inconclusive results or adverse side effects during a clinical trial could cause us to delay or terminate development efforts for a product candidate.” If you believe that any of the data you have obtained to date is inconclusive or involves adverse side effects, please revise your disclosure to add a new risk factor which discusses these inconclusive results and adverse side effects in preclinical studies and clinical trials to date.

The Company respectfully advises the Staff that it does not believe any of the data it has obtained from preclinical studies and clinical trials to date is inconclusive in the context of the stage and purpose of the trials it has conducted. The Company has revised the risk factor on page 19 of Amendment No. 1 to provide that data obtained by it could be deemed inconclusive thereby jeopardizing final marketing approval for a product candidate. The Company respectfully advises the Staff that it has discussed the serious adverse events to date in the risk factor titled “Our clinical trials may not be successful” on page 13 of Amendment No. 1.

“If we infringe or are alleged to infringe the intellectual property rights…” page 24

18.	To the extent that you have experienced problems in the past or are aware of any claims regarding infringement of intellectual property rights, please revise to describe these problems or claims.

The Company respectfully advises the Staff that it has not experienced problems in the past and is not aware of any claims regarding infringement of intellectual property rights.

“Purchasers in this offering will suffer immediate dilution…” page 26

19.	Please expand this risk factor to disclose the dilution in pro forma net tangible book value per share to the investors in this offering.

The Company expanded the risk factor regarding dilution on page 27 of Amendment No. 1 to disclose the dilution in pro forma net tangible book value per share to the investors in this offering.

Securities and Exchange Commission

January 29, 2010

Use of Proceeds, page 29

20.	Please revise your first bullet point to indicate which product candidate(s) you are seeking to fund and the stage of development you expect to achieve for each product candidate using these funds. If you are seeking to fund more than one product candidate, please separately approximate the amount of proceeds that will be used to fund your each product candidates.

The Company has revised its first bullet point on page 31 of Amendment No. 1 to indicate which product candidates it is seeking to fund and the stage of development it expects to achieve for each product candidate using these funds. The Company has also separately disclosed the approximate amount of proceeds that will be used to fund each of its product candidates on page 31 of Amendment No. 1.

21.	If you intend to use funds from this offering to resume operations of your facility, as disclosed on page 15, please separately identify this purpose and the estimated cost in this section.

The Company respectfully advises the Staff that it does not intend to use funds from this offering to resume operations of its commercial-scale manufacturing facility.

22.	We note that you had $24.3 million of debt outstanding on September 30, 2009. To the extent that you incurred any of this debt in the last year, describe the use of proceeds of such indebtedness. Please see Instruction 4 to Item 504 of Regulation S-K.

The Company has revised its disclosure to include the amount of debt it incurred in 2009 and described the use of proceeds of such indebtedness on page 31 of Amendment No. 1.

Dilution, page 32

23.	Please revise the discussion and table to begin with your historical net tangible book value. You should then include a line item attributable to the pro forma adjustments to arrive at pro forma net tangible book value per share.

The Company has revised the discussion and table on page 34 of Amendment No. 1 to begin with its historical tangible book value. The Company has also included a line item attributable to the pro forma adjustments to arrive at a pro forma net tangible book value per share.

Securities and Exchange Commission

January 29, 2010

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 36

Critical Accounting Policies and Use of Estimates, page 38

24.	You state that your accounting policies and estimates utilize significant judgments and uncertainties that could potentially result in materially different results under different assumptions, judgments or conditions. Revise your discussion to describe and quantify, to the extent practicable, the reasonably likely changes in the assumptions, judgments or conditions and their financial impacts.

The Company has revised its discussion in each of the critical accounting policies of Amendment No. 1 to provide further details related to the different assumptions, judgments or conditions underlying each of these accounting estimates. The Company respectively advises the Staff that it has provided additional qualitative disclosure in each of the critical accounting policies as quantitative analysis is not practicable.

Stock-Based Compensation, page 39

25.	Please disclose the following information relating to your stock options issuances:

•

A discussion of significant factors, assumptions, and methodologies used in determining fair value, including the pricing indications implied from your most recent sales of preferred securities, the market pricing information from companies that you considered to be comparable, the market pricing information that you considered to be priced in a similar fashion, the discounted cash flows models and the specific assumptions for these models, the specific milestones achieved, the specific risks that were reduced and market conditions as well as recent pricing trends in the life sciences industry;

The Company has revised its disclosure to include significant factors, assumptions and methodologies used in determining fair value relating to its stock option issuances on page 42 of Amendment No. 1.

Securities and Exchange Commission

January 29, 2010

•	The reasons management chose not to obtain a contemporaneous valuation by an unrelated valuation specialist.

The Company respectfully advises the Staff that it has retained third-party valuation appraisal professionals to perform contemporaneous valuations of the Company’s common stock. The opinions of the outside appraisal professionals are one of many factors taken into account by the compensation committee when determining the fair value of common stock and setting strike prices for common stock option grants. The Company supplementally advises the Staff that the determination of fair value of the Company’s common stock by the valuation specialist was consistent with the estimated fair values ultimately determined by the compensation committee and disclosed in the Registration Statement for all periods presented.

26.	Please provide a discussion that explains the decrease in the estimated fair value of the shares of common stock underlying the options that were issued from July 31, 2008 to October 14, 2008 and during 2009 through the most recent grant. If the mid point of the estimated offering price varies significantly from the most recent valuation, also provide a discussion that explains the variance, once available.

The Company provided a discussion that explains the decrease in the estimated fair value of the shares of common stock underlying the options that were issued from July 31, 2008 to October 14, 2008 and during 2009 through the most recent grant on page 44 of Amendment No. 1. In the event that the mid-point of the estimated offering price varies significantly from the most recent valuation, then the Company will provide a discussion that explains the variance in a subsequent amendment to the Registration Statement after the price range is included.

27.	Your disclosure appears to imply that you apply a discount to the valuation utilizing market pricing information, since you state, “with the exception of the value indication from our latest preferred round of securities, each method produced a future value.” Please tell us why such application of the discount is appropriate. Please also tell us why the exception of the value indication does not apply to your latest round of securities.

The Company respectfully advises the Staff that the market pricing information utilized in its analysis provided future equity or common stock value indications, based on the Company achieving certain developmental milestones, which were then discounted to the present at a risk adjusted rate of return to determine the common stock/equity value as of the date of valuation. Since the implied value from the latest financing round is a present value indication, the use of a discount rate is not applicable.

Securities and Exchange Commission

January 29, 2010

Results of Operations, page 41

28.	You disclose on page 36 that you “track and record information regarding external research and development expenses on a per study basis.” Please revise your disclosure to quantify the external research and development expenses incurred by projects for each period presented.

The Company has revised its disclosure on page 39 of Amendment No. 1 to include a table that quantifies its external research and development expenses incurred by projects for each period presented.

Nine Months Ended September 30, 2008 compared to Nine Months Ended September 30, 2009, page 41

29.	You disclose that research and development expense decreased primarily due to a decrease in external services related to direct third-party expense of $4.2 million for preclinical studies and $1.0 million for other costs in 2009 associated with your Phase II clinical trials for your Neo-Bladder Augment. Please expand your disclosure to disclose why there was a decrease in costs for these clinical trials. For example, was this due to the FDA’s clinical hold from February 2009 through July 2009 due to serious adverse events associated with this clinical trial?

The Company has expanded its disclosure to disclose why there was a decrease in costs for such clinical trials on page 45 of Amendment No. 1.

Business, page 50

Product Pipeline, page 52

30.	Please revise to clarify your meaning of “Optimization” in the table.

The Company has added a footnote to the table on page 57 of Amendment No. 1 to clarify its meaning of “Optimization.”

Urologic Product Candidates, page 53

31.	Please revise your disclosure to attribute the below statements and other similar statements to the source from which you obtained the information. In addition, where you cite your own estimates, please explain how you arrived at those estimates and disclose any third-party sources you relied upon.

•

Page 54: “In the United States, upon initial diagnosis, approximately 10,000 cases annually involve bladder cancer that has invaded the muscle and is typically treated with complete removal of the bladder.”

The Company has revised its disclosure on page 58 of Amendment No. 1 to attribute the statement to the source from which it obtained the information.

Securities and Exchange Commission

January 29, 2010

•	Page 54: “We believe that less than 10% of the urinary diversions performed after bladder removal are bladder replacements and the remaining diversions are urinary conduits.”

The Company has revised its disclosure on page 58 of Amendment No. 1 to attribute the statement to the source from which it obtained the information.

•

Page 55: “For example, as many as 23% of patients with bowel tissue conduits have recurrent urinary tract infections, or UTIs, and approximately 10% to 17% of bowel tissue conduit patients have UTIs that reach the kidney.”

The Company has revised its disclosure on page 60 of Amendment No. 1 to disclose that such statements were based upon its review of scientific literature.

•	Page 62: “In the United States, there are over 3,000 surgical procedures per year in which part or all of a patient’s esophagus is removed, or esophagectomy, due to esophageal cancer.”

The Company has revised its disclosure on page 67 of Amendment No. 1 to attribute the statement to the source from which it obtained the information.

•

Page 63: “In the United States, approximately 340,000 patients with ESRD are treated with hemodialysis…. These complications account for approximately 17% to 25% of all dialysis patient hospitalizations.”

The Company has revised its disclosure on page 68 of Amendment No. 1 to attribute the statement to the source from which it obtained the information.

•

Page 63: “Similarly, coronary bypass surgery is a relatively common procedure, with nearly 450,000 performed annually in the United States” and “approximately 85,000 peripheral artery bypass procedures are performed each year in the United States.

The Company has revised its disclosure on page 68 of Amendment No. 1 to attribute the statements to the source from which it obtained the information.

Securities and Exchange Commission

January 29, 2010

32.	We note your statement “Based on multiple market research studies and discussions with leading physicians in the field...” please identify the studies and physicians. If any of the studies were prepared on your behalf, this information should be disclosed and file the preparers’ consent as an exhibit.

The Company has revised its disclosure on page 58 of Amendment No. 1 to disclose that insights from its Neo-Bladder Augment Phase II clinical trials and preclinical data formed the basis for its belief. The Company deleted the reference to the market research studies and its discussions with leading physicians in the field.

Other Product Opportunities, page 61

33.	Please expand your disclosure to describe what is a “natural disease renal model.”

The Company has expanded its disclosure on page 67 of Amendment No. 1 to describe what is a “natural disease renal model.”

Intellectual Property, page 64

34.	Please expand your disclosure in this section to identify all your material patents and the jurisdictions in which they were filed, the products to which they relate and their expiration dates.

The Company has expanded its disclosure on page 70 of Amendment No. 1 to identify all of its material patents and the jurisdictions in which they were filed, the products to which they related and their expiration dates.

35.	On page 65 you state “Our license terminates when our obligation to pay royalties terminates.” Please revise to clarify when your obligation to pay royalties terminates.

The Company has revised its disclosure on pages 72 of Amendment No. 1 to clarify when its obligation to pay royalties terminates.

Securities and Exchange Commission

January 29, 2010

License Agreements and Research Agreements, page 65

36.	Please revise your discussion regarding your license agreements with Children’s Medical Center Corporation and Wake Forest University to disclose the amount of all payments made to date, the potential aggregate milestone payments and a range of royalty payments (i.e., low-single digits). Please also disclose the terms of the warrant to purchase shares of your common stock issued to Wake Forest University. In addition, if your research agreement with Wake Forest University provides for milestone payments, please disclose the potential aggregate milestone payments under the agreement.

The Company has revised its discussion regarding its license agreement with Children’s Medical Center Corporation on page 71 of Amendment No. 1 to disclose the amount of all payments made to date, the potential aggregate milestone payments and a range of royalty payments. The Company has also revised its discussion on page 73 of Amendment No. 1 regarding its license agreement with Wake Forest University to disclose a range of royalty payments and the terms of the warrants to purchase shares of its common stock issued to Wake Forest University. The Company respectfully advises the Staff that it has not made any payments to Wake Forest University to date under its license agreement and neither the Wake Forest University license agreement nor the Wake Forest University research agreement provide for milestone payments.

Management, page 75

37.	You disclose that the last 10 years of Mr. Dubois’ business experience was spent at Johnson & Johnson. You also disclose that from April 2006 until October 2008, Mr. Dubois served as the Vice President of Worldwide Quality, Centocor Inc., and from 2002 until April 2006, Mr. Dubois served as Executive Director of Quality and Compliance for Centocor BV in Leiden, the Netherlands. Please advise or revise.

The Company has revised Mr. Dubois’ business experience on page 83 of Amendment No. 1 to reflect that Centocor Inc. and Centocor BV in Leiden, the Netherlands, are subsidiaries of Johnson & Johnson.

38.	Please clarify whether Dr. Pereira is currently the President of AMAG Pharmaceuticals.

The Company has revised Dr. Pereira’s business experience on page 86 of Amendment No. 1 to clarify that he has served as AMAG Pharmaceuticals President since November 2005 and as its Chief Executive Officer since November 2006.

Securities and Exchange Commission

January 29, 2010

39.	Please clarify the time period that Mr. Randall has been a financial consultant.

The Company has revised Mr. Randall’s business experience on page 86 of Amendment No. 1 to clarify that he has been a financial consultant since May 2006.

Director Compensation, page 81

40.	Please revise your table to disclose by footnote to the appropriate column the grant date fair value of each equity award computed in accordance with FAS 123R and the aggregate number of stock awards outstanding at fiscal year end. See Instruction to Item 402(k)(2)(iii) and (iv) of Regulation S-K.

The Company has revised the table on page 89 of Amendment No. 1 and disclosed by footnote to the appropriate column the grant date fair value of each equity award computed in accordance with FAS 123R and the aggregate number of stock awards outstanding at fiscal year end.

Executive Compensation, page 82

41.	Please expand your disclosure to disclose all the material terms of your offer letter with each of your named executive officers.

The Company has expanded its disclosure to disclose all the material terms of its offer letters with each of its named executive officers beginning on page 99 of Amendment No. 1.

Compensation Discussion and Analysis, page 82

Elements of Executive Compensation, page 84

42.	You disclose that your compensation committee did not utilize any new benchmarking data in establishing 2009 base salaries or other elements of executive officer compensation. If you use comparable data as a reference point on which, wholly or in part, to base, justify or provide a framework for a compensation decision, even if you used the information previously, please revise your disclosure to provide the names of the companies included in the “comparable biotechnology companies” and describe how this information was used. If you benchmarked against a survey in its entirety, you may provide the name of the survey. See Question 118.05 of the Regulation S-K Compliance & Disclosure Interpretations.

The Company has revised its disclosure on page 91 of Amendment No. 1 to describe how the Radford Global Life Sciences Pre-IPO Report utilizing 2008 compensation data was used. The Company respectfully advises the Staff that neither the report nor the database included the names of the companies included in the “comparable biotechnology companies.”

Securities and Exchange Commission

January 29, 2010

43.	You disclose that your executive officers’ annual performance bonus is generally determined based on your achievement of company objectives and the executive officers’ achievement of individual objectives. You have disclosed the respective individual performance objectives on page 86. Please revise to disclose your company objectives, the achievement of those objectives, and how they impacted bonus determination or confirm that no company objectives were set for 2009.

The Company has revised its disclosure beginning on page 92 of Amendment No. 1 to disclose its company objectives. The Company respectfully advises the Staff that the first full paragraph on page 93 discloses that all of the Company objectives other than the objectives relating to potential partnerships and non-dilutive financings were met and therefore the compensation committee decided to fund the 2009 bonus pool at 70%.

Summary Compensation Table, page 89

44.	You disclose in Footnote 3, “Amounts shown in “Non-Equity Incentive Plan Compensation” column reflect the annual incentive award granted and earned during fiscal 2009, and to be paid in fiscal year 2010. These annual awards are described in further detail under “Compensation Discussion and Analysis for Named Executive Officers – Annual Cash Incentive Compensation”.” It appears that the payments disclosed in the referenced section on page 86 are disclosed under the column “Bonus.” Please advise or revise.

The Company has revised the Summary Compensation Table on page 96 of Amendment No. 1 to move footnote 3 to the “Bonus” column and also revised footnote 3 to reference the “Bonus” column instead of the “Non-Equity Incentive Plan Compensation” column.

45.	Under the column “All Other Compensation” for Dr. Seltzer, you have included Footnote 6 which states, “Mr. Sender left our company in July 2009.” Please revise the footnote to describe the nature of these payments.

The Company has included footnote 7 instead of footnote 6 under the column “All Other Compensation” for Dr. Seltzer on page 96 of Amendment No. 1 to describe the nature of these payments.

Securities and Exchange Commission

January 29, 2010

Outstanding Equity Awards at Fiscal Year-End, page 91

46.	It does not appear that you have used Footnote 3 in your table. Please revise.

The Company has revised the “Outstanding Equity Awards at Fiscal Year-End” on page 98 of Amendment No. 1 to include footnote 3 next to footnote 2 in the “Stock Awards” column.

Limitation on Liability and Indemnification Matters, page 96

47.	You disclose that you entered into indemnification agreements with each of your current directors, officers, and some employees. Please file a copy of this form of indemnification agreement as an exhibit to this registration statement.

The Company will file the form of indemnification entered into with each of its current directors, officers, and some employee in a subsequent amendment to this Registration Statement.

Certain Transactions with Related Persons, page 98

Common Stock Issuances and Repurchases, page 99

48.	You reference the section “Management – Offer Letters.” It does not appear that this section exists in this filing. Please revise.

The Company has included the section “Management – Offer Letters” on page 99 of Amendment No. 1.

Shares Eligible for Future Sale, page 107

49.	Please file a copy of your form of lock-up agreement as an exhibit to this registration statement.

The Company respectfully advises the Staff that the form of lock-up agreement will be attached as an exhibit to the underwriting agreement, which will be filed in a subsequent amendment to the Registration Statement.

Index to Financial Statements, page F-1

Balance Sheets, page F-4

50.	Please disclose the liquidation preference disclosed on the face of the balance sheet. Refer to FASB Accounting Standards Codification 505-10-50-4.

The Company respectfully advises the Staff that the liquidation preference is included in the line item for the “Redeemable convertible preferred stock” on the face of the balance sheet.

Securities and Exchange Commission

January 29, 2010

Notes to Financial Statements, page F-9

(2) Development-Stage Risks and Liquidity, page F-9

51.	Please revise to describe the possible effects of conditions giving rise to the substantial doubt regarding your ability to continue as a going concern. Your discussion should include, if applicable, mitigating factors to those conditions and the possible discontinuance of your operations.

The Company has revised Note 2, Development-Stage Risks and Liquidity, to its financial statements on page F-9 of Amendment No. 1 to describe the possible effects of conditions giving rise to the substantial doubt regarding its ability to continue as a going concern. Its discussion includes mitigating factors to those conditions.

(k) Stock-Based Compensation, page F-12

52.	Please clarify what you mean by “incremental value,” recognized to the modification of the option exercise price to $0.03 on August 29, 2009. Please cite for us the accounting literature that you relied upon in accounting for the modification of the stock options.

The Company has clarified what it means by “incremental value,” recognized to the modification of the option exercise price to $0.03 on August 29, 2009 on page F-14 of Amendment No. 1. The Company respectfully advises that Staff that the guidance used for the modification of the exercise price for all options held by active employees was codification guidance 718-20-35-3 and 718-20-35-4, summarized below.

Modification of the terms or conditions of an equity award shall be treated as an exchange of the original award for a new award. In substance, the entity repurchases the original instrument by issuing a new instrument of equal or greater value, incurring additional compensation cost for any incremental value. The effects of a modification shall be measured as follows:

1. a.	Incremental compensation cost shall be measured as the excess, if any, of the fair value of the modified award determined in accordance with the provisions of this Topic over the fair value of the original award immediately before its terms are modified, measured based on the share price and other pertinent factors at that date.

Securities and Exchange Commission

January 29, 2010

(9) Capital Structure, page F-22

Redeemable Convertible Preferred Stock, page F-22

53.	Please describe how the liquidation values are calculated and explain the difference between the liquidation values and the carrying amounts.

The Company respectfully advises the Staff that the liquidation values are based on amounts paid for the stock plus accumulated and unpaid dividends. This differs from the carrying value as the accrued offering costs are being accreted to the preferred stock balance from the date of issuance of the preferred stock through the date of earliest redemption (September 2012). The Company is following the accounting guidance on accreting redeemable preferred stock (Section 480-10-S99-2).

54.	Please disclose the anti-dilution features and how the anti-dilution adjustments will be calculated.

The Company has disclosed the anti-dilution features and how the anti-dilution adjustments will be calculated on page F-22 of Amendment No. 1.

(10) Stock-Based Compensation, page F-25

55.	Please disclose the estimated percentage of option forfeitures. Please also disclose the factors considered in determining the estimated amount of forfeitures for options granted to employees, directors and consultants.

The Company respectfully advises the Staff that the Company’s stock option grants generally vest 25% on one year from the date of grant and 6.25% for each quarter thereafter for the subsequent three years. Accordingly, the impact of the estimated forfeiture rate on an option grant is nominal after the first year of vesting, as the actual amounts that vest are trued up on a quarterly basis during the remaining three years of the vesting period. Thus, the Company has not disclosed the estimated percentage of option forfeitures as it would not be meaningful to the reader. The Company has revised its current disclosure relating to factors considered in determining the estimated amount of forfeitures for options granted to employees, directors and consultants in Note 3, Summary of Significant Accounting Policies, on page F-14 of Amendment No. 1.

Securities and Exchange Commission

January 29, 2010

(13) Commitments and Contingencies, page F-29

(b) License Agreements, page F-29

56.	Please quantify the aggregate possible milestones under the agreements. These amounts should also be included in your contractual obligations table. If you do not believe that the inclusion in the contractual obligations table is appropriate, provide a footnote to the table that explains the reason why they are not included, quantifies the aggregate amount of the milestone payments, and the types of events that would trigger these payments.

The Company has revised the disclosure on page F-29 of Amendment No. 1 quantify the possible milestone payments under its license agreements. The Company has also revised the footnote in its contractual obligations table on page 51 of Amendment No. 1 to explain the reason why the milestones under the license agreements are not included in such table, to quantify the aggregate amount of the milestone payments, and to describe the types of events that would trigger these payments.

Item 16. Exhibits and Financial Statement Schedules, page 11-3

57.	Please re-file Exhibit 10.25 with the full and complete agreement. The copy that is currently filed as Exhibit 10.25 has omitted Exhibit A therein. Please be aware that when you file an agreement pursuant to Item 601(b)(10) of Regulation S-K, you are required to file the entire agreement, including all exhibits, schedules, appendices and any document that is incorporated in the agreement.

The Company has re-filed Exhibit 10.25 to include Exhibit A.

We thank the Staff for its courtesies. If the Staff needs any additional information or has any further questions, please do not hesitate to contact the undersigned at (212) 459-7025 or Martin C. Glass at (212) 813-8891.

Sincerely,

/s/ Jason M. Casella
Jason M. Casella

cc:	Keira Nakada

Gus Rodriguez

Jennifer Riegel

Suzanne Hayes

APPENDIX 1

GRAPHICAL PHOTOGRAPHIC MATERIAL